Commitments and contingencies (Details Textual) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 08, 2017	Dec. 31, 2017	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Loss Contingency, Estimate of Possible Loss	$ 58,000
Indemnification Under Technical Issues					$ 300
Accrued Income Taxes, Noncurrent			$ 2,547			$ 2,547		$ 2,228
Loss Contingency, Damages Sought	Depending on interpretations of the contractual provisions including exclusions to the performance standards and based upon currently available information, it is estimated that the Partnerships 50% share of the excess boil-off claim could range from zero or negligible amounts to approximately $29 million, or the gross amount claimed by the charterer.
Loss Contingency, Accrual, Current			23,700			23,700
Accrual historical boil-off claim			0			0
Indonesian Corporate Income Tax [Member]
Accrued Income Taxes, Noncurrent			2,500			2,500		2,200
Scenario, Forecast [Member]
Indemnification Under Technical Issues		$ 0
PGN FSRU Lampung [Member]
Indemnification Under the Omnibus Agreement			$ 1,100		300		$ 2,100	2,400
Hoegh LNG [Member]
Accrual historical boil-off claim						$ 11,900
Hoegh Gallant [Member]
Indemnification Under Technical Issues				$ 500	900		$ 1,000	$ 1,400
Indemnification Of Other Costs Relating To Commencement Of Services					$ 100
Hoegh Gallant [Member] | Scenario, Forecast [Member]
Indemnification Under Technical Issues		$ 0